Goodwill and Intangible Assets - Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨) yr
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 13,085
ATCO I-Tek [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	0.33
Net carrying value | ₨	₨ 1,920
Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	1,888
Rational Interaction, Inc. [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	1,799
Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	1,701
4C NV [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 770
IVIA Serviços de Informática Ltda [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	4.42
Net carrying value | ₨	₨ 343
Appirio Inc [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	0.67
Net carrying value | ₨	₨ 302
Cellent AG [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	1.75
Net carrying value | ₨	₨ 289
International TechneGroup Incorporated [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	3.5
Net carrying value | ₨	₨ 287
Encore Theme Technologies Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	161
Other [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 3,625
Bottom of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	5.5
Bottom of range [member] | Rational Interaction, Inc. [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	1.92
Bottom of range [member] | Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	0.75
Bottom of range [member] | 4C NV [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	0.83
Bottom of range [member] | Encore Theme Technologies Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	2.75
Bottom of range [member] | Other [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	0.25
Top of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	8.5
Top of range [member] | Rational Interaction, Inc. [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	5.92
Top of range [member] | Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	6.42
Top of range [member] | 4C NV [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	4.42
Top of range [member] | Encore Theme Technologies Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	4.75
Top of range [member] | Other [member]
Disclosure of intangible assets material to entity [line items]
Estimated Remaining amortization period	11.25